AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 49,078	$ 86,073
Gross unrealized gains	244	269
Gross unrealized losses	(220)	(289)
Fair value	49,102	86,053
Reclassification of certain securities to long-term	7,966	15,590
Short-term marketable securities	41,136	70,463
Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15,442	44,364
Gross unrealized gains	56	45
Gross unrealized losses	(10)	(29)
Fair value	15,488	44,380
Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	27,170	17,136
Gross unrealized gains	188	220
Gross unrealized losses	(36)	(71)
Fair value	27,322	17,285
Matures After Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,387	1,482
Gross unrealized losses	(157)	(169)
Fair value	1,230	1,313
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,548	23,091
Gross unrealized gains		4
Gross unrealized losses		(20)
Fair value	3,548	23,075
Certificate of deposit [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,658
Gross unrealized gains	11
Gross unrealized losses	(1)
Fair value	5,668
Certificate of deposit [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,260
Gross unrealized gains	16
Fair value	3,276
Government Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,617	14,331
Gross unrealized gains	43	6
Gross unrealized losses
Fair value	2,660	14,337
Government Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,570	8,688
Gross unrealized gains	72	188
Gross unrealized losses		(69)
Fair value	1,642	8,807
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,558	7,011
Gross unrealized gains
Gross unrealized losses
Fair value	4,558	7,011
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,671
Gross unrealized gains	4
Gross unrealized losses	(2)
Fair value	8,673
Corporate Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,609	23,022
Gross unrealized gains	2	39
Gross unrealized losses	(9)	(29)
Fair value	2,602	23,032
Corporate Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	13,669	8,448
Gross unrealized gains	96	32
Gross unrealized losses	(34)	(2)
Fair value	13,731	8,478
Corporate Debentures - Fixed Interest Rate [Member] | Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,531
Gross unrealized gains
Gross unrealized losses	(17)
Fair value	1,514
ARS [Member] | Matures After Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,387	1,482
Gross unrealized gains
Gross unrealized losses	(157)	(169)
Fair value	$ 1,230	$ 1,313